Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	8,364,350
Number exercisable	5,511,025
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,268,750
Number exercisable	680,625
Expiry date	Mar. 25, 2029
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,805,000
Number exercisable	1,010,800
Expiry date	Feb. 21, 2028
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	789,600
Expiry date	Feb. 01, 2026
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	1,836,000
Expiry date	Feb. 01, 2027
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	188,000
Expiry date	Jul. 12, 2026
Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	1,006,000
Expiry date	Apr. 06, 2026